1940 Act
Rule 30b2-1

VIA EDGAR

March 12, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHLVIC Variable Universal Life Account

File No. 811-09065, CIK 0001072247

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
Franklin Templeton Variable Insurance Products Trust	0000837274	3-1-12
Wanger Advisors Trust	0000929521	3-2-12
DWS Investments VIT Funds	0001006373	2-24-12
Federated Insurance Series	0000912577	2-24-12
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	3-1-12
Anchor Series Trust	0000726735	3-9-12
Alger Portfolios	0000832566	2-22-12
Fidelity Variable Insurance Products Fund V	0000823535	2-27-12
Variable Insurance Products Fund II	0000831016	2-23-12
Variable Insurance Products Fund	0000356494	2-23-12
Variable Insurance Products III	0000927384	2-23-12
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2-27-12
Lazard Retirement Series	0001033669	3-12-12
Lord Abbett Series Fund Inc	0000855396	2-23-12
Neuberger Berman Advisers Management Trust - Class S	0000736913	3-1-12
PIMCO Variable Insurance Trust-Advisor Class	0001047304	3-2-12
Oppenheimer Variable Account Funds-Service Shares	0000752737	2-24-12
Virtus Variable Insurance Trust	0000792359	3-12-12
Sentinel Variable Products Trust	0001112513	3-6-12
Rydex Variable Trust	0001064046	3-12-12
Calvert Variable Products, Inc.	0000743773	3-7-12

/s/Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company